Loan Receivables, Net	6 Months Ended
Sep. 30, 2024
Loan Receivables, Net [Abstract]
LOAN RECEIVABLES, NET

11. LOAN RECEIVABLES, NET

	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Loan to a third party	-	984
Less: allowance for expected credit losses	-	(410)
Total	-	574

On October 18, 2023, the Company (as the lender) entered into a loan agreement with a Hong Kong company (as the borrower), which is an independent third party of the Company, pursuant to which the Company agreed to provide a 1-year loan of HKD 7,500,000 (equivalent to approximately $958,000) to the borrower for its current activities, with a fixed interest of HKD 400,000 (equivalent to approximately $51,000) which is due in full upon repayment of the loan on the maturity date of October 17, 2024. As of March 31, 2024, the net carrying amount of the loan receivables was $574,000, which included an interest receivable of $26,000. The loan had been fully repaid and settled in July 2024.

Interest income for the loan receivables for the six months ended September 30, 2024 and 2023 was $26,000 and nil, respectively.

The movement of the allowance for expected credit losses for loan receivables was as follows:

	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Beginning balance	410	-
Additions	-	410
Reversal	(410)	-
Ending balance	-	410